Note 16 - Employee Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Defined Contribution Plan, Cost Recognized	$ 0.7	$ 0.6	$ 0.5
Accrued Pension Contribution	$ 0.3	$ 0.3